Long-term debt	12 Months Ended
Sep. 30, 2018
Financial Instruments [Abstract]
Long-term debt
Long-term debt

	As at September 30, 2018	As at September 30, 2017
	$	$
Senior U.S. unsecured notes repayable in December by tranches of $180,950 (U.S.$140,000) in 2018 and $323,125 (U.S.$250,000) in 2021[1]	491,651	485,401
Senior unsecured notes repayable in September by tranches of $51,700 (U.S.$40,000) in 2019, $71,088 (U.S.$55,000) in 2021, $387,750 (U.S.$300,000) in 2024, $387,750 (U.S.$300,000) in six yearly repayments of U.S.$50,000 from 2019 to 2024 and $127,704 (€85,000) in 2021[2]	1,025,683	1,057,027
Unsecured committed revolving credit facility[3]	194,795	200,000
Obligations repayable in blended monthly installments maturing at various dates until 2021, bearing a weighted average interest rate of 2.46% (2.49% in 2017)	30,124	61,703
Obligations under finance leases repayable in blended monthly installments maturing at various dates until 2022, bearing a weighted average interest rate of 2.40% (2.89% in 2017)	29,909	29,794
Other long-term debt	28,731	28,078
	1,800,893	1,862,003
Current portion	348,580	122,467
	1,452,313	1,739,536

[1]
As at September 30, 2018, an amount of $504,075,000 was drawn, less fair value adjustments relating to interest rate swaps designated as fair value hedges of $12,274,000 and financing fees of $150,000. The private placement financing with U.S. institutional investors is comprised of two tranches of Senior U.S. unsecured notes with a weighted average maturity of 2.1 years and a weighted average interest rate of 4.76% (4.76% in 2017). The Senior U.S. unsecured notes contain covenants that require the Company to maintain certain financial ratios (Note 32). As at September 30, 2018, the Company was in compliance with these covenants.

[2]
As at September 30, 2018, an amount of $1,025,992,000 was drawn, less financing fees of $309,000. The private placement is comprised of four tranches of Senior U.S. unsecured notes and one tranche of Senior euro unsecured note, with a weighted average maturity of 4.0 years and a weighted average interest rate of 3.63% (3.62% in 2017). In September 2018, the Company repaid the first of the seven yearly scheduled repayments of U.S.$50,000,000 on a tranche of the Senior U.S. unsecured notes for a total amount of $65,045,000 and settled the related cross-currency swaps (Note 31). The Senior unsecured notes contain covenants that require the Company to maintain certain financial ratios (Note 32). As at September 30, 2018, the Company was in compliance with these covenants.

[3] The Company has an unsecured committed revolving credit facility available for an amount of $1,500,000,000 that expires in December 2022. This facility bears interest at bankers' acceptance, LIBOR or Canadian prime, plus a variable margin that is determined based on the Company's leverage ratio. As at September 30, 2018, an amount of $120,000,000 was drawn upon this facility at Canadian prime with no margin at a weighted average interest rate of 3.70% and $74,795,000 at banker's acceptance with a margin of 1.00% and a weighted average interest rate of 1.85%. Also, an amount of $9,610,000 has been committed against this facility to cover various letters of credit issued for clients and other parties. On November 6, 2018, the facility was extended by one year to December 2023 and can be further extended. There were no material changes in the terms and conditions including interest rates and banking covenants. The unsecured committed revolving credit facility contains covenants that require the Company to maintain certain financial ratios (Note 32). As at September 30, 2018, the Company was in compliance with these covenants.
Principal repayments on long-term debt, excluding fair value hedges, obligations under finance leases and financing fees, over the forthcoming years are as follows:

$
Less than one year	336,200
Between one and two years	75,374
Between two and five years	918,354
Beyond five years	453,789
Total principal repayments on long-term debt	1,783,717

Minimum finance lease payments are as follows:

	Principal	Interest	Payment
	$	$	$
Less than one year	12,380	529	12,909
Between one and two years	9,686	319	10,005
Between two and five years	7,843	219	8,062
Total minimum finance lease payments	29,909	1,067	30,976